Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost		¥ 9,146,000	¥ 9,059,407
Total	$ 1,367,096	9,146,000	9,059,407
Financial assets at fair value through profit or loss		26,405	24,714
Financial assets at amortised costs		6,673,998	13,194,046
Fair Value through OCI		6,981,106
Total	2,045,037	13,681,509	13,218,760
Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss		21,876	24,714
Total	3,270	21,876	24,714
Trade and bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs		408,000	7,031,544
Fair Value through OCI		6,981,106
Total	1,104,483	7,389,106	7,031,544
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs		137,476	133,295
Total	20,549	137,476	133,295
Cash and bank balances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs		6,128,522	6,029,207
Total	916,058	6,128,522	6,029,207
Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss		4,529
Total	677	4,529
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost		7,129,860	7,432,987
Total	1,065,734	7,129,860	7,432,987
Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost		2,016,092	1,626,341
Total	301,355	2,016,092	1,626,341
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost		48	79
Total	$ 7	¥ 48	¥ 79